Organization (Details) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2010	Sep. 30, 2013	Dec. 31, 2012 property	Dec. 31, 2011	Sep. 07, 2011
Operations [Line Items]
Business Acquisition, Purchase Price Allocation, Assets Acquired in Period, Net		$ 18,000,000,000	$ 1,589,110,000	$ 209,326,000
Number Of Properties Contributed By Affiliate			63
Real Estate Investments, Net					(16,771,000)
Amount Of Mortgages Refinanced				82,600,000
Initial proceeds from senior secured revolving credit facility used to pay down mortgages assumed in Formation Transactions	0		0	51,500,000
Secured Debt [Member]
Operations [Line Items]
Real Estate Investments, Net					(96,472,000)
Other Assets [Member]
Operations [Line Items]
Real Estate Investments, Net					2,402,000
Other Liabilities [Member]
Operations [Line Items]
Real Estate Investments, Net					(834,000)
Loans Payable [Member]
Operations [Line Items]
Real Estate Investments, Net					(30,626,000)	[1]
Real Estate [Member]
Operations [Line Items]
Real Estate Investments, Net					$ 108,759,000
Contributor [Member] | ARC Real Estate Partners, LLC [Member]
Operations [Line Items]
Number Of Properties Contributed By Affiliate					63
Contributor [Member] | ARC Real Estate Partners, LLC [Member] | Citizens Bank [Member]
Operations [Line Items]
Number Of Properties Contributed By Affiliate					59
Contributor [Member] | ARC Real Estate Partners, LLC [Member] | Vacant [Member]
Operations [Line Items]
Number Of Properties Contributed By Affiliate					2
Contributor [Member] | ARC Real Estate Partners, LLC [Member] | Home Depot [Member]
Operations [Line Items]
Number Of Properties Contributed By Affiliate					1
General Partner [Member] | ARC Properties Operating Partnership, L.P. [Member]
Operations [Line Items]
General partner ownership interest in OP, Percent		95.30%	99.10%
Affiliated Entity [Member] | Contributor [Member] | ARC Real Estate Partners, LLC [Member]
Operations [Line Items]
Limited partner ownership interest in OP, Percent		4.30%	0.20%
Unaffiliated Third Party [Member]
Operations [Line Items]
Limited partner ownership interest in OP, Percent		0.40%	0.70%
Minimum [Member]
Operations [Line Items]
Real Estate Property, Weighted Average Remaining Lease Term		10 years
Maximum [Member]
Operations [Line Items]
Real Estate Property, Weighted Average Remaining Lease Term		12 years
Long Term [Member]
Operations [Line Items]
Real Estate Portfolio, Property Concentration, Percentage		70.00%
Short Term [Member] [Member]
Operations [Line Items]
Real Estate Portfolio, Property Concentration, Percentage		30.00%

[1]	Notes payable were repaid from the proceeds of the Company's IPO concurrently with closing.